Income Taxes (Details 2) - Deferred Tax Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-capital losses	$ 6,142	$ 6,728
Property and equipment	0	0
Intangible assets	0	0
Total	$ 6,142	$ 6,728